SUPPLEMENT DATED OCTOBER 28, 2022

TO THE PROSPECTUS DATED MAY 2, 2022

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Independence Plus

This supplement updates certain information in the most recent prospectus (the “Prospectus”). You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:

➣	Under the “Important Information You Should Consider About the Contract” section:

●	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the following changes are made:

o	The minimum fee shown for Investment Options is 0.21% and the maximum fee shown for Investment Options is 0.69%.

o	The Lowest Annual Cost is $1,233 and the Highest Annual Cost is $1,733.

➣	In the “Fee Tables” section, the following changes are made:

●	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.21% and the maximum Annual Fund Expenses is 0.69%.

●	In the “Footnotes to the Fee Tables” section, footnote 4 is deleted and replaced as follows:

(4) The Mutual Fund with the highest total annual fund operating expenses is the VALIC Company I International Government Bond Fund.

●	In the “Examples” section, the following replaces the minimum and maximum expense examples:

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$6,381	$10,338	$14,259	$20,165

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,733	$5,373	$9,259	$20,165

The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,233	$3,843	$6,660	$14,708

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,233	$3,843	$6,660	$14,708

➣	The updates below apply to the Appendix A — Funds Available Under the Contract section:

●

The VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and Moderate Growth Lifestyle Fund each changed its sub-adviser from PineBridge Investments LLC (“PineBridge”) to J.P. Morgan Investment Management Inc. (“JPMIM”). Accordingly, all references to PineBridge are deleted and replaced with JPMIM.

●	There have been changes to the expense reimbursement or fee waiver arrangement to which some Funds are subject. These changes are reflected in the table below.

●	The current expenses information for the below Funds are deleted and replaced as follows:

Fund	Current Expenses	Platform Expenses	Current Expenses + Platform Expenses
Mid Cap Index Fund[2]	0.34%	None	0.34%
Small Cap Index Fund[2,4]	0.36%	None	0.36%
International Socially Responsible Fund[2]	0.64%	None	0.64%
International Equities Index Fund[2]	0.42%	None	0.42%
Asset Allocation Fund[2,4]	0.63%	None	0.63%
Core Bond Fund[2]	0.51%	None	0.51%
Government Securities Fund[2]	0.65%	None	0.65%
International Government Bond Fund[2]	0.69%	None	0.69%

2 A VALIC Company I Fund.

4 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by vising our website at https://www.aigrs.com/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.

Please keep this supplement with your Prospectus.